Stockholders' Equity - Additional Information (Detail)	1 Months Ended		1 Months Ended	9 Months Ended
	Jan. 30, 2013	Jan. 11, 2013	Jan. 11, 2013 Common Stock Class A [Member]	Sep. 30, 2013 Common Stock Class A [Member]	Sep. 30, 2013 Undesignated Preferred Stock [Member]
Common And Preferred Stock [Line Items]
Reverse split ratio of class A common stock			1.9704	1.9704
Common stock conversion ratio, Class L common stock into Class A common stock		35.1955
Number of shares issued under initial public offering	11,600,000
Common stock reclassified, authorized					25,000,000